Shareholder Fees - VIPFundsManagerFunds-ServiceService2ComboPRO	Apr. 29, 2024 USD ($)
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 85% Portfolio
Shareholder Fees:
(fees paid directly from your investment)